Capital Stock - Additional Information (Detail)		12 Months Ended
	Feb. 12, 2024 shares	Dec. 31, 2023 Vote shares
Equity [Abstract]
Preference shares included in authorized capital stock		99,760,000
Shares issued or outstanding		0
Number of votes per share | Vote		1
Number of common stock shares to be purchased under the Bid	300,000
Percentage of issued and outstanding common shares	0.11%
Commencement date of Bid		Feb. 15, 2024
Termination date of Bid		Feb. 14, 2025